CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income for the year	$ 41,858,370	$ 89,510,876
Adjustments to reconcile net income to net cash used in operating activities:
Stock option compensation	312,207	5,108,493
Depreciation	47,940	6,491
Gain on sale of mining data	(52,500,000)	(187,500,000)
Arbitration award	(36,000,000)	0
Loss on settlement of debt	0	16,637,379
Write-down of property, plant and equipment	14,000	0
Accretion of convertible notes	0	6,051,444
Loss on marketable securities	14,140,245	0
Income tax	(26,116,305)	18,402,483
Changes in non-cash working capital:
Net increase in deposits and advances	(1,452,648)	(2,134)
Net increase (decrease) in accounts payable and accrued expenses	(4,551,844)	4,791,873
Net cash used in operating activities	(64,248,035)	(46,993,095)
Cash Flows from Investing Activities:
Proceeds from sale of mining data	0	187,500,000
Proceeds from disposition of marketable securities	74,311,349	0
Purchase of property, plant and equipment	(89,679)	(592,529)
Net cash provided by investing activities	74,221,670	186,907,471
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	0	5,973,474
Settlement of debt	0	(43,962,181)
Net cash used in financing activities	0	(37,988,707)
Change in Cash and Cash Equivalents:
Net increase in cash and cash equivalents	9,973,635	101,925,669
Cash and cash equivalents - beginning of year	137,672,718	35,747,049
Cash and cash equivalents - end of year	147,646,353	137,672,718
Supplemental Cash Flow Information:
Cash paid for interest	0	9,589,281
Cash paid for income taxes	$ 16,146,188	$ 15,436,903